Stock based compensation - Stock options (Details)				12 Months Ended
	Oct. 22, 2015 USD ($) NOK / $	Sep. 08, 2015	Jul. 21, 2015 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares
Stock based compensation
Vesting period				4 years
Reverse stock split conversion ratio (as a percent)		0.09090
Foreign currency exchange rate | NOK / $	8.1935
Reclass of stock-based liability award to equity | $	$ 1,500,000			$ 1,542,000
Summary of outstanding stock options
Outstanding at beginning of period (in shares)				925,077	465,540	272,727
Granted (in shares)				1,710,530	504,990	192,813
Forfeited and cancelled (in shares)				(44,087)	(45,453)
Outstanding at end of period (in shares)				2,591,520	925,077	465,540	272,727
Vested and exercisable at end of period (in shares)				727,280
Vested and expected to vest at end of the period (in shares)				2,591,520
Weighted-Average Exercise Price
Granted (in dollars per share) | $ / shares				$ 16.87	$ 11.18	$ 7.21
Forfeited and cancelled (in dollars per share) | $ / shares				7.60	8.64
Outstanding (in dollars per share) | $ / shares				13.59	$ 8.01	$ 4.63	$ 2.81
Vested and exercisable at end of period (in dollars per share) | $ / shares				6.53
Vested and expected to vest at end of period (in dollars per share) | $ / shares				$ 13.59
Additional Disclosures
Weighted Average Remaining Contractual Term, Outstanding				5 years 11 months 19 days	3 years 8 months 19 days	3 years 9 months 4 days	4 years 3 months 29 days
Weighted Average Remaining Contractual Term, Vested and exercisable				3 years 1 month 13 days
Weighted Average Remaining Contractual Term, Vested and expected to vest				5 years 11 months 19 days
Aggregate Intrinsic Value (in dollars) | $				$ 1,844,000	$ 1,011,000	$ 1,182,000	$ 584,000
Vested and exercisable at end of the period (in dollars) | $				1,844,000
Vested and expected to vest at end of the period (in dollars) | $				1,844,000
Certain employees
Stock based compensation
Incremental fair value recorded (in dollars) | $				468,000
Summary of outstanding stock options
Granted (in shares)			586,710
Forfeited and cancelled (in shares)			(465,262)
Cortendo AB Plan
Stock based compensation
Incremental fair value recorded (in dollars) | $				$ 325,000
Minimum
Stock based compensation
Award term				5 years
Maximum
Stock based compensation
Award term				10 years